Share based payments	12 Months Ended
Dec. 31, 2020
Share based payments [Abstract]
Share based payments
5. Share based payments

On July 10, 2019, the shareholders of the Company approved a resolution to give authority to the Company to undertake a consolidation of the existing ordinary shares in the capital of the Company under which every six existing ordinary shares were consolidated into one ordinary share.

In the table below, for presentational purposes, the number of share options and warrants outstanding at January 1, 2019 and 2018 and the share options and warrants granted and lapsing during the years ended December 31, 2019 and 2018 have been restated to reflect the 2019 6-for-1 share consolidation.

Under the terms of the Company’s Employee Share Option Plan, options to purchase 18,753,648 shares were outstanding at December 31, 2020. Under the terms of this plan, options are granted to officers, consultants and employees of the Group at the discretion of the Remuneration Committee. A total of 4,432,000 share options were granted to non-executive directors and employees in the year ended December 31, 2020. For the year ended December 31, 2019, a total of 11,330,641 share options were granted to directors and employees.

The terms and conditions of the grants are as follows, whereby all options are settled by physical delivery of shares:

Vesting conditions
The employee share options vest following a period of service by the officer or employee. The required period of service is determined by the Remuneration Committee at the date of grant of the options (usually the date of approval by the Remuneration Committee) and it is generally over a three-year period. There are no market conditions associated with the share option vesting periods.

Contractual life
The term of an option is determined by the Remuneration Committee provided that the term may not exceed a period of seven to ten years from the date of grant. All options will terminate 90 days after termination of the option holder’s employment, service or consultancy with the Group except where a longer period is approved by the Board of Directors. Under certain circumstances involving a change in control of the Group, each option will automatically accelerate and become exercisable in full as of a date specified by the Board of Directors.

Outstanding warrants at December 31, 2020 consisted of 8,966,520 zero cost warrants (December 31, 2019: 17,196,273; 2018: nil) with no expiration date that were issued to Aegerion creditors in connection with the acquisition of Aegerion. The remaining warrants consisting of 345,542 warrants (December 31, 2019: 345,542) were issued in connection with the admission to the AIM in 2016 (“the 2016 Warrants”).

The number and weighted average exercise price (in Sterling pence) of share options and warrants per ordinary share is as follows:

	Share Options			Warrants
	Units	Weighted average exercise price (Sterling pence)		Units	Weighted average exercise price (Sterling pence)
Balance at January 1, 2018 (pre share consolidation)	19,696,586	19.16	p	23,103,481	24.74	p
Balance at January 1, 2018 (restated for 6:1 share consolidation)	3,282,764	114.96	p	3,850,580	148.44	p
Lapsed	(31,909)	142.50	p	(32,255)	672.00	p
Outstanding at 31 December 2018	3,250,855	115.20	p	3,818,325	144.00	p
Exercisable at 31 December 2018	1,327,406	116.83	p	3,818,325	144.00	p

Balance at 1 January 2019 (restated for 6:1 share consolidation)	3,250,855	115.20	p	3,818,325	144.00	p
Granted	11,330,641	117.01	p	18,841,378	—
Lapsed	(99,776)	197.66	p	(3,472,783)	144.00	p
Exercised	—	—		(1,645,105)	—
Outstanding at 31 December 2019	14,481,720	116.00	p	17,541,815	0.03	p
Exercisable at 31 December 2019	2,468,310	109.08	p	17,541,815	0.03	p

Balance at 1 January 2020	14,481,720	116.00	p	17,541,815	0.03	p
Granted	4,432,000	144.76	p	—	—
Lapsed	(87,119)	113.42	p	—	—
Exercised	(72,953)	120.72	p	(8,229,753)	—
Outstanding at 31 December 2020	18,753,648	122.79	p	9,312,062	0.05	p
Exercisable at 31 December 2020	5,866,152	114.24	p	9,312,062	0.05	p

Fair value is estimated at the date of grant using the Black-Scholes pricing model, taking into account the terms and conditions attached to the grant. The following are the inputs to the model for the equity instruments granted during the year:

	December 31, 2020 Options Inputs		December 31, 2020 Warrant Inputs	December 31, 2019 Options Inputs		December 31, 2019 Warrant Inputs
Days to Expiration	2,555		—	2,555		—
Volatility	33% - 37%		—	27% - 48%		—
Risk free interest rate	0.39% - 0.46%		—	0.38% - 0.83%		—
Share price at grant	123.5p – 178.9	p	—	75.84p – 121.5	p	—

In the year ended December 31, 2020, a total of 4,432,000 share options exercisable at a weighted average price of £1.4476 were granted. The fair value of share options granted in the year ended December 31, 2020 was £6,416,000/US$8,230,000. In 2019, a total of 11,330,641 share options exercisable at a weighted average price of £1.17 were granted. The fair value of share options granted in 2019 were £13,258,000/US$16,919,000. There were no new share options granted in 2018.

The share options outstanding as at December 2020 have a weighted remaining contractual life of 5.45 years with exercise prices ranging from £0.76 to £1.79. The share options outstanding as at December 31, 2019 had a weighted remaining contractual life of 6.19 years with exercise prices ranging from £0.76 to £1.50. The share options outstanding as at December 31, 2018 had a weighted remaining contractual life of 4.94 years with exercise prices ranging from £0.93 to £2.88.

The 2016 Warrants outstanding as at December 31, 2020 have a weighted remaining contractual life of 0.3 years with an exercise price of £1.44. The 2016 Warrants outstanding as at December 31, 2019 had a weighted remaining contractual life of 1.3 years with an exercise price of £1.44. The 2016 Warrants outstanding as at December 31, 2018 had a weighted remaining contractual life of 2.3 years with an exercise price of £1.44.

Restricted Share Units
Under the terms of the Company’s Employee Share Option Plan, restricted share units (“RSUs”) to purchase 1,556,960 shares were outstanding at December 31, 2020. Under the terms of this plan, RSUs are granted to officers, consultants and employees of the Group at the discretion of the Remuneration Committee. For the year ended December 31, 2020, a total of 1,556,960 RSUs were granted to employees of the company. For the years ended December 31, 2019 and 2018, no RSUs were granted to employees. The fair value of the RSUs is based on the share price at the date of grant, with the expense spread over the vesting period. The fair value of RSUs granted in the year ended December 31, 2020 was US$2,609,000 and have a weighted remaining contractual life of 2.59 years. The following table summarizes the RSU activity for the year:

	RSUs
	Unit	Weighted average fair value (US$)
Balance at January 1, 2020	—	—
Granted	1,556,960	$2.34
Lapsed	(7,050)	$2.32
Exercised	—	—
Outstanding at December 31, 2020	1,549,910	$2.34

The value of share options and RSU’s charged to the Consolidated Statement of Comprehensive Loss during the year is as follows:
	December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Share option expense	4,134	841	821
RSU expense	595	—	—
Total share option expense	4,729	841	821